CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
CASH FLOW FROM OPERATING ACTIVITIES:
Net loss	$ (4,103,145)	$ (909,691)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible note payable	170,580	460,420
Imputed interest expense	7,384	24,047
Loss on acquisition	125,000	0
Impairment of investment in joint venture	25,000	50,000
Common stock issued for services	300,000	0
Preferred stock issued for services	3,010,644	0
Changes in operating assets and liabilities:
Accounts receivable	0	0
Accounts payable and accrued liabilities	140,705	46,847
Accrued interest payable	56,005	38,143
NET CASH USED IN OPERATING ACTIVITIES	(267,827)	(290,234)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of subsidiary	(60,000)	0
Investment in joint ventures	(25,000)	(50,000)
NET CASH USED IN INVESTING ACTIVITIES	(85,000)	(50,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock	30,000	0
Proceeds from advances	333,857	343,560
Purchase of treasury shares	(55)	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	363,802	343,560
NET INCREASE (DECREASE) IN CASH	10,975	3,326
CASH, at the beginning of the period	4,198	872
CASH, at the end of the period	15,173	4,198
Cash paid during the period for:
Interest	0	0
Taxes	0	0
Noncash investing and financing transaction:
Refinancing of advances into convertible notes payable	365,107	575,957
Beneficial conversion of convertible note payable	365,107	575,957
Conversion of convertible notes payable	$ 63,350	$ 486,202